Prepaid expenses and accrued income (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expenses and Accrued Income [Line Items]
Prepaid expenses	SFr 2,788	SFr 2,364
Accrued income	1,095	3,667	SFr 2,799
Total	3,883	SFr 6,031
Janssen [Member]
Prepaid Expenses and Accrued Income [Line Items]
Accrued income	SFr 1,100
Percentage of accrued income	100.00%